Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 2,712,679	$ 2,709,568
Operating Expenses:
Selling expenses	27,410	27,617
Payroll, payroll taxes and others	2,281,869	2,029,745
Professional fees	334,686	309,513
Operating leases expenses	59,658	56,070
Depreciation and amortization	12,147	10,543
Allowance for doubtful accounts, net	37,398	27,810
Other general and administrative	242,352	168,304
Total Operating Expenses	2,995,520	2,629,602
Income (loss) from Operations	(282,841)	79,966
Other income (Expense):
(Loss) gain on foreign currency transactions	(6,229)	7,634
Income tax benefit (income tax)	11,236	42,998
Other income	41,392	4,934
Total other income	46,399	55,566
Income (loss) before income tax	(236,442)	135,532
Income tax benefit (income tax)	5,321	(10,429)
Net income (loss)	(231,121)	125,103
Net loss attributable to noncontrolling interest	125	6,899
Net income (loss) attributable to MDJM Ltd ordinary shareholders	$ (230,996)	$ 132,002
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - basic	$ (0.02)	$ 0.01
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - diluted	$ (0.02)	$ 0.01
Weighted-average shares outstanding:
Basic	11,675,216	11,640,820
Diluted	11,675,216	11,640,820
Comprehensive income (loss):
Net income (loss)	$ (231,121)	$ 125,103
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	51,087	(54,091)
Total other comprehensive income (loss)	(180,034)	71,012
Comprehensive income (loss) attributable to non-controlling interest	(11,466)	1,836
Comprehensive income (loss) attributable to MDJM Ltd ordinary shareholders	$ (191,500)	$ 72,848